INVESTMENTS IN ASSOCIATED ENTITIES - Disclosure of changes in carrying amount of associated entity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Opening Balance	$ 34,781	$ 0
Capital Investment	25,742	38,150
Ending Balance	58,189	34,781
SLM California [Member]
Disclosure of associates [line items]
Opening Balance	34,781	0
Capital Investment	25,742	34,100
Company's share of net income (loss) of associated entity	2,890	2,387
Distributions	(5,224)	(1,706)
Ending Balance	$ 58,189	$ 34,781